UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

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FORM N-CSRS

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-04938

THE EHRENKRANTZ TRUST

(Exact name of registrant as specified in charter)

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410 Park Ave., 7th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Joan King, Vice President

410 Park Ave., 7th Floor

New York, NY 10022

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-813-1117

DATE OF FISCAL YEAR END: DECEMBER 31, 2004

DATE OF REPORTING PERIOD: DECEMBER 31, 2004


ITEM 1. REPORTS TO SHAREHOLDERS

EHRENKRANTZ TRUST

FINANCIAL STATEMENTS

FOR THE CALENDAR YEAR ENDING

DECEMBER 31, 2004


TABLE OF CONTENTS

Letter to Shareholders and Manager's

Discussion of Fund Performance...............

Portfolio of Investments.......................

Statement of Assets and Liabilities............

Statement of Operations........................

Statement of Changes in Net Assets.............

Financial Highlights...........................

Notes to Financial Statements..................

Report of Independent Auditor..................

Fund Management................................

Voting Proxies on Portfolio Securities ........

THE EHRENKRANTZ TRUST

410 PART AVENUE - 7TH FLOOR

NEW YORK, NY 10022

212-786-6920

February 28, 2005

Dear Shareholder:

Enclosed is a copy of the Annual Report for the Ehrenkrantz Growth

Fund for the year ending December 31, 2004.

The year 2004 was an interesting one indeed. Although corporate profits grew at about 20% and inflation stayed at less than 2%, the market remained fairly stable. During the year, we believe the ongoing war with Iraq, weak employment, inflationary concerns and rising interest rates were some of the factors that kept the market from a strong move in either direction. When the uncertainty of the Presidential election was resolved, the year-end market rally took place. However, the share prices that moved up were those of select companies. Not all stocks moved higher.

While the Ehrenkrantz Growth Fund was up 52.8% in 2003, the year 2004 was a different scenario. The Fund suffered a 2.1% decline in the first half and a 14.5% decline for the year compared to a total return in 2004 of 21.3% for the S&P 500 and 10.8% for the Dow Jones Wilshire 5000.

The Fund's underperformance can be mainly attributed to our investments in poor performing stocks in the communications and telecom-equipment sectors. Our focus on communications really hurt the Fund's performance in 2004. Although these stocks performed poorly in 2004, we believe prospects for the next few years are still encouraging.

The Fund's investment in the pharmaceutical and electronics stocks performed reasonably well in 2004 and we believe they should perform well in 2005 and 2006.

We have studied the negatives associated with the poor performance in 2004 and are adjusting our investment strategy to try and ensure a better performance in 2005. Although we do not expect a significant rise in the market, we do not expect to see a significant decline either, very similar to 2004. We will be concentrating on identifying and investing in companies that will lead to superior long-term returns for our Fund.

We sincerely appreciate your support through a rough year and hope to improve our performance in 2005.

Sincerely,

/s/ Irwin Nussbaum

Irwin Nussbaum

<PAGE

THE EHRENKRANTZ GROWTH FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

COMMON STOCK Shares Value Percent

COMMUNICATIONS

*Charter Communications, Inc. 28,000 $ 62,270 4.93

*Nortel Networks, Inc. 40,000 139,600 10.97

*Young Broadcasting, Inc. 4,400 46,464 3.65 248,784 19.55

ELECTRIC AND GAS

*Touch America Holdings, Inc. 20,000 24 0.00

ELECTRONICS

*Sun Microsystems, Inc. 10,000 53,800 4.22

*Vishay Intertechnology, Inc. 6,000 90,120 7.09

143,920 11.31

MANUFACTURING

*Corning, Inc. 20,000 235,400 18.50

PHARMACEUTICALS

Bristol Myers Squibb Co 3,000 76,860 6.04

Schering Plough Corporation 5,000 104,400 8.20

*Sirna Therapeutics, Inc. 5,000 15,800 1.24

197,060 15.48

TELECOMMUNICATIONS

*The Directv Group 8,232 137,804 10.83

Total Common Stock (Cost $1,974,489). $ 962,992 75.67

Excess of cash and other assets over

liabilities 309,762

NET ASSETS $ 1,272,754

* Non-incoming producing securities

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

ASSETS

Investments in securities, at value

(identified cost $1,974,489 (Note 1) $ 962,992

Cash and cash equivalents 315,129

Receivables:

Dividends and interest 572

Total Assets 1,278,693

LIABILITIES

Accrued expenses 5,939

Net Assets $ 1,272,754

===========

Net assets consist of:

Unrealized depreciation on investments $(1,011,497)

Accumulated net gain on investment

transactions 4,538

Undistributed net income (166,381)

Paid in Capital 2,440,910

Total $ 1,272,754

===========

Net Asset Value, Offering and Redemption Price

Per Share (338,177 shares of no par value

capital stock outstanding; an unlimited number

of shares are authorized) $ 3.76

========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS

For the year ending December 31, 2004

Investment Income:

Income

Dividends $ 6,616

Interest 1,502

Proceeds from litigation

settlements 4,048

Other Income 204

Investment income $ 12,370

Expenses:

Investment advisory fees 8,323

Professional fees 37,176

Custodian fees 884

Shareholder servicing and

Fund accounting fees 28,979

Blue sky fees 1,000

Trustee meetings 2,351

Bond expense 3,339

82,052

Net investment income (69,682)

Net Realized and Unrealized Gains and

Losses on Investments: (Note 2)

Realized gains from investment trans-

actions during the period 4,866

Increase in unrealized depreciation of

investments during current

period (145,733)

Net realized and unrealized gain (140,867)

Net Decrease in Net Assets Resulting from

Operations $(210,549)

===========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

12/31/04 12/31/03

Increase (Decrease) in Net Assets

from Operations

Net investment income $(69,682) $(40,118)

Net realized gain/loss on

investment transactions 0 0

Net change in unrealized

appreciation on investments (140,867) 609,368

Increase/(decrease) in net assets

resulting from operations (210,549) 569,250

Distributions to shareholders:

Net investment income 0 0

Net realized gain on investments 0 0

CAPITAL SHARE TRANSACTIONS (Note 4):

Increase (decrease) in net assets

resulting from capital share

transactions (79,512) (1,159,883)

Total increase (decrease) in

net assets (290,061) (590,633)

NET ASSETS

Beginning of Period 1,562,815 2,153,448

End of Period (including

undistributed net investment

and operating income of

$(166,063) and $(96,381)

respectively $ 1,272,754 $ 1,562,815

=========== ===========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2004

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2004

Significant accounting policies (continued):

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements. The tax basis of assets owned by the Fund are equal to the asset's cost basis.

Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Portfolio of Investments

The Ehrenkrantz Growth Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each year on Form N-Q. The Fund has 60 days after the end of the first and third quarters to file the report with the SEC. Forms N-Q will be available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. and information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-813-1117 and are available on the SEC website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.


THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2004

Portfolio of Investments (continued):

Information regarding how the Fund voted proxies relating to portfolio securities, during the most recent 12-month period, is available without charge, upon request, by calling 1-800-813-1117 and are available on the SEC website at http://www.sec.gov.

4. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered an investment advisory agreement (the "Agreement") with KN Asset Management, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations. During the period of this report, the Advisor accrued $13,074 in advisory fees of which $4,751 were waived by the Advisor.

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

5. Investment transactions.

Unrealized appreciation at

December 31, 2004 $ 0

Unrealized depreciation at

December 31, 2004 (1,011,497)

Net depreciation $ (1,011,497)

During the year ended December 31, 2004, the Fund sold $427,387 in securities, excluding short-term investments.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2004

6. Trust Shares.

Transactions in trust shares were as follows:

Year Ended Year Ended

12/31/04 12/31/03

Shares Amount Shares Amount

Shares sold 0 0 0 $ 0

Shares issued from

investment of

dividends 0 0 0 0

Shares repurchased (16,781) (79,512) (393,626) (1,159,883)

Net Change (16,781) (79,512) (393,626) (1,159,883)

========== =========== ========= ==========

Shares outstanding:

Beginning of year 354,958 748,584

End of period 338,177 354,958

7. Shareholder Expenses

As a shareholder of the Fund, you may incur two types of costs: (1) transaction cost which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004.)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in

The accompanying notes are an integral part of the financial statements.


THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2004

Shareholder Expenses (continued):

this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Ending Expenses Paid

Account Value Account Value During

7/1/04 12/31/04 Period*

7/1/04-

12/31/04

________________________________________________________________________

Actual $1,000 $891 $26

________________________________________________________________________

Hypothetical $1,000 $1,025 $29

(5% return

before

expenses

_______________________________________________________________________

The accompanying notes are an integral part of the financial statements.


THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Year Ending December 31, 2004

Shareholder Expenses (continued):

*Expenses are equal to the Fund's annualized expense ratio of 5.8%, multiplied by the average account value over the period, multiplied by the number of days in the Fund's most recent fiscal half-year divided by 365 or 366 (to reflect the one-half period shown).

The actual return for the Fund during this period was (10.9%).

The accompanying notes are an integral part of the financial statements


THE EHRENKRANTZ GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

Year Ended_________________________________________

2004 2003 2002 2001 2000

Net asset value,

beginning of year $ 4.40 $ 2.88 $ 3.90 $4.46 $6.26

Income (loss) for

investment Operations:

Net investment

income (loss) (0.21) (0.07) (0.08) 0.01 0.06

Net gains(losses)

on securities

(both realized and

unrealized) (0.43) 1.59 (0.94) (0.57) 0.06

Total investment

operations (0.64) 1.52 (1.02) (0.56) 0.12

Less distributions:

Dividends (from net

investment income) - - - - 0.08

Distributions (from

capital gains) - - - - 1.84

Return of capital - - - - -

Total dividends and

distributions (0.00) (0.00) (0.00) (0.00) (1.92)

Net asset value,

end of year $ 3.76 $ 4.40 $ 2.88 $3.90 $4.46

====================================================================

Total return (14.5)% 52.8% (26.2)% (12.6)% 1.9%

Net assets,

End of Period(in

thousands) 1,273 1,563 2,153 3,798 3,611

Ratio of expenses to

average net assets 5.8% 3.8% 3.5% 2.9% 2.4%

Ration of net income

(loss) to average net

assets (4.9)% (2.2)% (2.3)% 0.1% 1.4%

Portfolio turnover

rate 30.0% 0.00 22.0% 147% 455%

The accompanying notes are an integral part of the financial statements.

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below. The graph does not reflect the deduction for taxes that a shareholder would pay on fund distributions or the redemption of shares.

1995 1996 1997 1998 1999 2000 2001 2002 2003 2004

Ehrenkrantz Trust 11,600 12,048 13,064 13,678 16,880 17,200 15,033 11,094 16,952 14,494

S&P 500 13,411 16,341 21,835 27,553 30,857 27,740 24,800 19,319 24,380 29,561

Wilshire 5000 13,341 15,861 20,492 23,173 30,432 32,758 29,106 22,679 29,301 32,466

Assumes $10,000 invested on January 1, 1995 in each of (i) the Fund's stock; (ii) the S&P 500 Composite Stock index and (iii) the Wilshire 5000 Total Market Index.


Roy G. Hale

Certified Public Accountant

301-870-3374 PO Box 2634

800-286-4602 La Plata, MD 20646

Shareholders and Board of Directors

The Ehrenkrantz Growth Fund

New York, New York

In planning and performing my audit of the financial statements of The Ehrenkrantz Growth Fund for the year ended December 31, 2004,

I considered its internal control, including control activities for safeguarding securities, in order to determine my audit procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of The Ehrenkrantz Growth Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally,

controls that are relevant to an audit pertain to the entity's objectives of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles.

Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control structure, errors or fraud may occur and not be detected. Also projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public

Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safequarding securities,

that I consider to be material weaknesses as defined above as of

December 31, 2004.

This report is intended solely for the information and use of management and the Board of Directors of The Ehrenkrantz Growth Fund and the

Securities and Exchange


Commission and is not intended to be and should not be used by anyone other than theses specified parties.

/s/ Roy G. Hale

Roy G. Hale

Certified Public Accountant

February 22, 2005

La Plata, MD


Roy G. Hale

Certified Public Accountant

PO Box 2634

La Plata, MD 20646

301-870-3374

INDEPENDENT AUDITOR'S REPORT

I have audited the accompanying statement of assets and liabilities of The Ehrenkrantz Growth Fund, including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ending. These financial statements and financial highlights are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and financial highlights based upon my audit.

I conducted my audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at December 31, 2004 by correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Ehrenkrantz Growth Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S generally accepted accounting principles.

/s/ Roy G. Hale

Roy G. Hale

Certified Public Accountant

La Plata, Maryland

February 22, 2004

FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-813-1117.

The address of each individual is 410 Park Ave., 7th Floor, New York, NY 10022. Each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Trustees.

TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2004 Office Past 5 Years By Trustee Trustee

-----------------------------------------------------------------------------------------------

Joan King, 70 Vice President, Financial Executive 1

Secretary and Ehrenkrantz King

Treasurer Nussbaum, Inc. (an

1987 NASD Broker-Dealer)

Fund Investment

Committee Member

Ms. King is an "interested person" of the Fund as defined in the Investment Company Act because she is a shareholder, officer and director of the Advisor.

TRUSTEES WHO ARE "NOT INTERESTED PERSONS" OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2004 Office Past 5 Years By Trustee Trustee

-----------------------------------------------------------------------------------------------

Stanley Brown, 77 Trustee, 1993 Writer 1 None

Arthur Walsh, 54 Trustee, 1987 Financial 1 None

Advisor, Ryan Beck, a

NASD Broker-Dealer

Vincent E. Jay, 88 Trustee, 1999 Independent 1 None

Investor

OTHER OFFICERS OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2004 Office Past 5 Years By Trustee Trustee

-----------------------------------------------------------------------------------------

Irwin Nussbaum, 74 President, 1987 Financial Executive None

Ehrenkrantz King

Nussbaum, Inc. (an

NASD Broker-Dealer)

Fund Investment

Committee Member

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to portfolio securities during the most recent 12 month period ended December 31, 2004, (i) is available, without charge and upon request, by calling 1-800-813-1117; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

The Fund's Forms N-Q, reporting portfolio securities held by the Fund, will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

Investment Advisor:

KN Asset Management, Inc.

410 Park Ave., 7th Floor

New York, NY 10022

President

Irwin Nussbaum

Vice President, Secretary

and Treasurer

Joan King

Transfer Agent:

Gemini Fund Services

4020 South 147th Street

Suite 2

Omaha, NE 68137

800-635-3427

Custodian:

Riggs National Bank

Washington, DC

Counsel:

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Independent Auditors:

Roy G. Hale, CPA

624 Clarks Run Road

LaPlata, MD 20646

Item 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (212)786-6920.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of Trustees has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The registrant paid the following amounts to Roy G. Hale, CPA, the registrant's principal accountant, for the audit of the registrant's annual financial statement and services in connection therewith for the last two fiscal years:

Audit Fees

Non-Audit

Fees Billed Audit Fees Audit-Related Fees Tax Fees All Other Fees

2003 None $ 7,225 None None None

2004 None $ 6,623 None None None

(e)(1) The Fund's Independent Trustees perform the functions of an audit committee. The Fund has no standing audit committee. The policy of the Fund's Trustees is to specifically pre-approve (i) all audit and non-audit services provided by the Fund's independent auditor to the Fund ("Fund Services") and (ii) all non-audit services provided by the Fund's independent auditor to the Fund's advisor.

If such Fund Services are required during the period between the Fund's regularly scheduled meetings, the President must seek approval from the Independent Trustees.

(e)(2) The Fund's Independent Trustees approved 100% of the fees described in paragraphs (b) through (d) of this item.

(f) Not applicable.

(g) See above table.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through the filing of an exhibit: Not applicable.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust

By: /s/ Irwin Nussbaum

___________________________

Name: Irwin Nussbaum

Title: President (Principal

Executive Officer)

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Irwin Nussbaum

___________________________

Name: Irwin Nussbaum

Title: President (Principal

Executive Officer)

Date: March 1, 2005

By: /s/ Joan King

___________________________

Name: Joan King

Title: Vice President,

Secretary, Treasurer

(Principal Financial

and Accounting Officer

Date: March 1, 2005